BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Short-term Debt	$ 675,332	$ 755,452	$ 937,814
Short-term debt interest rate	3.91%	4.58%	5.45%
Short-term debt, average for the year	$ 551,917	$ 712,870	$ 1,019,470
Short-term debt, average rate (as a percent)	4.50%	5.45%	5.24%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term debt, average for the year	$ 5,408	$ 4,522	$ 15,583
Short-term debt, average rate (as a percent)	4.71%	5.63%	5.25%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 675,000	$ 625,000	$ 800,000
Short-term debt interest rate	3.91%	4.63%	5.47%
Short-term debt, average for the year	$ 506,541	$ 588,987	$ 845,666
Short-term debt, average rate (as a percent)	4.51%	5.47%	5.25%
Short-term Debt
Short-term Debt [Line Items]
Short-term Debt	$ 332	$ 130,452	$ 137,814
Short-term debt interest rate	3.64%	4.33%	5.33%
Short-term debt, average for the year	$ 39,968	$ 119,361	$ 158,221
Short-term debt, average rate (as a percent)	4.36%	5.33%	5.18%
Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 0